Summary of Significant Accounting Policies and Basis of Presentation (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property Plant and Equipment Estimated Useful Lives	2 to 10 years
Potentially dilutive common stock equivalents	148,499,072	6,000,000
Advertising Expenses	$ 126,237	$ 14,880
Mining Claims Estimated Useful Lives	10 years